TAXES AND CHARGES - Schedule of Information about Amounts Recognised in relation to Regulatory Deferral Account Balances (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Liabilities
Global Reversion Reserve (RGR)	R$ 29	R$ 28
Energy Development Account (CDE)	102	76
Grantor inspection fee - ANEEL	4	4
Energy Efficiency Program	241	188
Research and development (R&D)	140	146
Energy System Expansion Research	5	5
National Scientific and Technological Development Fund	10	10
Proinfa - Alternative Energy Program	7	9
Royalties for use of water resources	14	12
Emergency capacity charge	26	26
CDE on R&D (1)	3	3
CDE on EEP	5	5
Others	3	4
Liability	589	516
Current liabilities	441	344
Non-current liabilities	R$ 148	R$ 172